Digital Assets (Details) - Schedule of Bitcoin transactions and the corresponding values $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Bitcoin transactions and the corresponding values [Abstract]
Quantity beginning balance
Value beginning balance
Bitcoin mined, Quantity	[1]	3,453	3,014
Bitcoin mined, Value	[1]	$ 164,393	$ 31,125
Bitcoin exchanged for cash and services, Quantity		(105)	(2,641)
Bitcoin exchanged for cash and services, Value		$ (4,841)	$ (27,467)
Bitcoin exchanged for long-term debt repayment, Quantity		(47)	(373)
Bitcoin exchanged for long-term debt repayment, Value		$ (1,546)	$ (3,586)
Gain (Loss) on disposition of Bitcoin, Quantity
Gain (Loss) on disposition of Bitcoin, Value		$ (289)	$ 88
Prior period accounting policy change, Quantity
Prior period accounting policy change, Value			$ (160)
Revaluation of digital assets, Quantity
Revaluation of digital assets, Value		$ (4,861)
Ending balance of digital assets, Quantity		3,301
Ending balance of digital assets, Value		$ 152,856
Less digital assets pledged as collateral as of December 31, Quantity	[2]	(1,875)
Less digital assets pledged as collateral as of December 31, Value	[2]	$ (86,825)
Balance of digital assets excluding digital assets pledged as collateral as of December 31, Quantity		1,426
Balance of digital assets excluding digital assets pledged as collateral as of December 31, Value		$ 66,031

[1]	Management estimates the fair value of Bitcoin mined on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on www.coinmarketcap.com (“Coinmarketcap”) on the day it was received. Management considers the prices quoted on Coinmarketcap to be a level 2 input under IFRS 13 Fair Value Measurement.
[2]	See Note 13 for details of the Company’s credit facility and Bitcoin pledged as collateral.